GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 25 – GENERAL AND ADMINISTRATIVE EXPENSES:

	Year Ended December 31
	2025	2024	2023

Payroll and related	$2,956	$2,891	$4,007
Professional fees	2,525	1,470	1,966
Share-based compensation	13,550	1,632	4,531
Depreciation and amortization	494	395	414
Office maintenance	951	367	252
Investor relations	1,298	258	-
Rent and related expenses	244	200	360
Travel	349	184	129
Public company related expenses	173	144	824
Directors & officers’ insurance	350	228	253
Other	859	179	331
	$23,749	$7,948	$13,067